Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans
(11)	Employee Benefit Plans

Equity Incentive Plan

During 2011, the Company adopted the National Commerce Corporation 2011 Equity Incentive Plan (the “2011 Equity Incentive Plan”). The 2011 Equity Incentive Plan was adopted to provide a means of enhancing and encouraging the recruitment and retention of individuals on whom the success of the Company depends. The 2011 Equity Incentive Plan provides for the grant of stock options, phantom stock, performance awards and restricted and unrestricted stock awards. A total of 500,000 shares were reserved for possible issuance under the plan.

The Company did not issue any stock options during 2014, 2013 or 2012, but during 2014 did assume 102,586 options in the acquisition of United.

A summary of activity in the outstanding stock options for the years ended December 31, 2014, 2013 and 2012 is presented below:

	2014		2013		2012
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding, beginning of year	220,500	$14.57	220,500	$14.57	220,500	$14.57
Granted	—	—	—	—	—	—
Assumed	102,586	23.45	—	—	—	—
Exercised	(1,000)	14.57	—	—	—	—
Forfeited	—	—	—	—	—	—

Oustanding, end of year	322,086	$17.40	220,500	$14.57	220,500	$14.57

Exercisable, end of year	322,086	$17.40	220,500	$14.57	220,500	$14.57

The options outstanding and exercisable at December 31, 2014 have a weighted average remaining contractual life of approximately six years. As of December 31, 2014, there was no unrecognized compensation expense, as all stock options immediately vested or the assumed options vested at the date of acquisition. No compensation expense related to stock options was recognized in 2014, 2013 or 2012.

During 2014, 2013 and 2012, the Company granted certain key employees performance share awards under the 2011 Equity Incentive Plan. The awards will vest over five years and the number of shares ultimately awarded is both fixed and variable. Some grants vest over time and ultimate the payout is fixed. Other awards are based on factors such as loan production and the Company’s performance relative to peers over time using metrics such as net income and asset quality. The Company will record total compensation expense equal to the amount of shares it expects to pay out at the end of the award period over the associated vesting period. The Company recognized $358,000, $293,000 and $112,000 in compensation expense related to performance share awards during 2014, 2013 and 2012, respectively. As of December 31, 2014, there was approximately $756,000 of unrecorded compensation expense related to the performance share awards.

Defined Contribution Plan

The Company sponsors a 401(k) savings plan under which eligible employees may choose to save up to 15% of salary income on a pre-tax or after-tax basis, subject to certain Internal Revenue Service limits. Effective January 1, 2013, the Company amended the plan to include a matching employer contribution equal to 50% of the first 3% deferred by eligible participants. During 2014 and 2013, the Company recognized matching contribution expense of approximately $119,000 and $142,000, respectively. Under the plan, the Company can also make additional discretionary contributions, as determined by the Board of Directors. The Company contributed $80,000 to the plan during 2012.